Consolidated Statement of Cash Flow - Movements in the borrowings, lease liabilities and payables to related parties (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Consolidated Statement of Cash Flow [Line Items]
Balances at beginning of period	$ 806,933	$ 450,662	$ 447,002
Proceeds from borrowings	172,174	350,000	0
Debt issuance costs paid	(2,019)	(7,507)	0
Initial recognition of lease liabilities			14,610
Acquisitions (Note 36.1)		17,851
Addition to lease liabilities	5,288	561	2,496
Accrual of borrowing's interests	44,323	48,232	29,940
Exchange difference	(946)	466	571
Foreign currency translation	(726)	(4,030)	(632)
Unwinding of discount	1,453	1,247	419
Principal paid	(274,934)	(3,575)	(9,790)
Interest paid	(42,592)	(37,594)	(29,099)
Borrowings cancellation costs	6,308	0	0
Borrowings cancellation costs paid	(12,908)	0	0
Lease payments	(7,518)	(9,380)	(4,855)
Balances at end of period	694,836	806,933	450,662
Borrowing [Member]
Consolidated Statement of Cash Flow [Line Items]
Balances at beginning of period	784,586	437,419	447,002
Proceeds from borrowings	172,174	350,000
Debt issuance costs paid	(2,019)	(7,507)
Accrual of borrowing's interests	44,323	48,232	29,940
Exchange difference	(581)		5
Foreign currency translation	(265)	(2,389)	(639)
Principal paid	(274,934)	(3,575)	(9,790)
Interest paid	(42,592)	(37,594)	(29,099)
Borrowings cancellation costs	6,308
Borrowings cancellation costs paid	(12,908)
Balances at end of period	674,092	784,586	437,419
Lease liabilities [member]
Consolidated Statement of Cash Flow [Line Items]
Balances at beginning of period	22,347	13,243
Initial recognition of lease liabilities			14,610
Acquisitions (Note 36.1)		17,851
Addition to lease liabilities	5,288	561	2,496
Exchange difference	(365)	466	566
Foreign currency translation	(461)	(1,641)	7
Unwinding of discount	1,453	1,247	419
Lease payments	(7,518)	(9,380)	(4,855)
Balances at end of period	$ 20,744	$ 22,347	$ 13,243